PIMCO Funds

Supplement dated May 10, 2019 to the Equity-Related Strategy Funds Prospectus

dated July 30, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO RAE Worldwide Long/Short PLUS Fund (the “Fund”)

Effective immediately, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Brightman is the Chief Investment Officer of Research Affiliates, LLC. Mr. Fahmi is a Managing Director of PIMCO. Each of Mr. Tsu and Ms. Yang is an Executive Vice President of PIMCO. Mr. Rennison is a Senior Vice President of PIMCO. Messrs. Arnott and Fahmi have jointly and primarily managed the Fund since its inception in December 2014. Mr. Brightman has jointly and primarily managed the Fund since July 2017. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Rennison has jointly and primarily managed the Fund since May 2019. Messrs. Arnott and Brightman are responsible for equity investments. Messrs. Fahmi and Tsu and Ms. Yang are responsible for fixed income investments. Mr. Rennison is responsible for quantitative asset allocation.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG
Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS
International Fund*

PIMCO RAE PLUS Small
Fund*

PIMCO RAE Low Volatility
PLUS EMG Fund*

PIMCO RAE Low Volatility
PLUS Fund*

PIMCO RAE Low Volatility
PLUS International Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

	Robert D. Arnott	9/14 9/14 9/14 9/14 9/14 9/14 9/14 9/14 12/14†	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG
Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS
International Fund*

PIMCO RAE PLUS Small
Fund*

PIMCO RAE Low Volatility
PLUS EMG Fund*

PIMCO RAE Low Volatility
PLUS Fund*

PIMCO RAE Low Volatility
PLUS International Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

	Christopher J. Brightman	7/17 7/17 7/17 7/17 7/17 7/17 7/17 7/17 7/17

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG
Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS
International Fund*

PIMCO RAE PLUS Small
Fund*

PIMCO RAE Low Volatility
PLUS EMG Fund*

PIMCO RAE Low Volatility
PLUS Fund*

PIMCO RAE Low Volatility
PLUS International Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

PIMCO StocksPLUS®
Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
International Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS®
International Fund
(Unhedged)

PIMCO StocksPLUS® Short
Fund

PIMCO StocksPLUS® Small
Fund

	Mohsen Fahmi	9/14 9/14 9/14 1/15 1/15 1/15 1/15 1/15 12/14† 9/14 7/18 1/15 9/14 9/14 9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has investment experience since 1984 and holds an MBA from Stanford University.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Worldwide Long/Short PLUS Fund**	Graham Rennison	5/19

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG
Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS
International Fund*

PIMCO RAE PLUS Small
Fund*

PIMCO RAE Low Volatility
PLUS EMG Fund*

PIMCO RAE Low Volatility
PLUS Fund*

PIMCO RAE Low Volatility
PLUS International Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

PIMCO StocksPLUS®
Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
International Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS®
International Fund
(Unhedged)

PIMCO StocksPLUS® Short
Fund

PIMCO StocksPLUS® Small
Fund

	Bryan Tsu	7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18

Executive Vice President, PIMCO. He is a portfolio manager in the New York office, focusing on commercial mortgage-backed securities and collateralized loan obligations. Prior to joining PIMCO in 2008, he worked at Bear Stearns in New York, syndicating collateralized loan and collateralized debt obligations and other asset-backed transactions. He has 12 years of investment experience and holds a bachelor’s degree in economics and operations research from Columbia University.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG
Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS
International Fund*

PIMCO RAE PLUS Small
Fund*

PIMCO RAE Low Volatility
PLUS EMG Fund*

PIMCO RAE Low Volatility
PLUS Fund*

PIMCO RAE Low Volatility
PLUS International Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

PIMCO StocksPLUS®
Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
International Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS®
International Fund
(Unhedged)

PIMCO StocksPLUS® Short
Fund

PIMCO StocksPLUS® Small
Fund

	Jing Yang	7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18

Executive Vice President, PIMCO. She is a portfolio manager and a mortgage specialist in the structured credit group in the Newport Beach office. Prior to joining PIMCO in 2006, she worked in home equity loan structuring at Morgan Stanley in New York. She has investment experience since 2006 and holds a Ph.D in Bioinformatics and a master’s degree in statistics from the University of Chicago.

*	Messrs. Arnott and Brightman are responsible for equity investments. Messrs. Fahmi and Tsu and Ms. Yang are responsible for fixed income investments.
**

Messrs. Arnott and Brightman are responsible for equity investments. Messrs. Fahmi and Tsu and Ms. Yang are responsible for fixed income investments. Mr. Rennison is responsible for quantitative asset allocation.

†	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_051019

PIMCO Funds

Supplement dated May 10, 2019 to the

Statement of Additional Information dated July 30, 2018, as supplemented (the “SAI”)

Disclosure PIMCO RAE Worldwide Long/Short PLUS Fund (the “Fund”)

Effective immediately, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following sentence is added to the end of the paragraph immediately preceding the table:

Effective May 10, 2019, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_051019